Income Taxes - Schedule of Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Uncertain Tax Positions [Abstract]
Uncertain tax liabilities, beginning of period, discontinued operations
Additions for tax position of current period	0	0
Settlements with tax authority during current year	0	0
Uncertain tax liabilities, end of period, discontinued operations